OTHER INCOME AND EXPENSE - Other income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other income and expense [abstract]
Net gain on sale of debt securities	$ 314,960	$ 613,213	$ 198,562
Share of profit of equity accounted investees, net of tax	300,217	220,162	229,626
Dividends	159,122	91,565	84,686
Foreign exchange gains, net	87,236	363,034	312,267
Gain on the sale of non-current assets held for sale	36,225	112,043	23,381
Gain on sale of assets properties, plant and equipment	23,770	22,941	24,381
Net gain or loss on asset valuation	20,974	(50,326)	14,151
Other income	351,543	344,267	395,909
Total	$ 1,294,047	$ 1,716,899	$ 1,282,963